Earnings Per Share	12 Months Ended
Jun. 30, 2023
Earnings Per Share
Earnings Per Share
14.	Earnings Per Share

Basic and diluted earnings per share is calculated as follows:

	Years Ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Numerator:
Net income attributable to shareholders of Hywin Holdings Ltd.	207,657	235,869	129,881	18,707
Denominator:
Denominator for basic earnings per share:
Weighted average number of ordinary shares outstanding	51,528	56,000	56,000	56,000
Dilutive effect of outstanding share options	1,992	1,980	1,972	1,972
Denominator for diluted earnings per share	53,520	57,980	57,972	57,972
Basic earnings per share	4.03	4.21	2.32	0.33
Diluted earnings per share	3.88	4.07	2.24	0.32
Basic earnings per ADS	8.05	8.42	4.64	0.67
Diluted earnings per ADS	7.76	8.14	4.48	0.65